Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions
Summary of related party transactions

Names of related parties	Nature of relationship
Edigene (Beijing) Inc.	A director of this entity is also a director of the Company
Beijing Shangyi Zhixin Healthcare Management Ltd.	A director of this entity is also a director of the Company
Hangzhou ImmuQuad Biotechnologies, LLC	A director of this entity is also a director of the Company

Summary of provision of services

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Edigene (Beijing) Inc.	623	1,185	804
Others	898	56	—
	1,521	1,241	804

Summary of purchase of goods and services

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000

Beijing Shangyi Zhixin Healthcare Management Ltd.	—	—	1,498
Hangzhou ImmuQuad Biotechnologies, LLC	—	87	—

Summary of balances with related parties

(i)Trade receivables

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Edigene (Beijing) Inc.	597	110

(ii)Trade payables

	As of December 31,
	2021	2022
	RMB’000	RMB’000

Hangzhou ImmuQuad Biotechnologies, LLC	3	—

Summary of compensations paid or payable to key management for employee services

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Salaries and other short-term employee benefits	8,112	10,238	11,777
Contributions to pension plans	107	156	232
Share-based compensation expenses	15,679	15,729	6,682
	23,898	26,123	18,691